Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
July 31, 2021 - (Unaudited)
Exchange-Traded Funds — 47.51% Shares Fair Value
iShares Core MSCI EAFE ETF 38,500 $ 2,908,675
iShares Core S&P Total US Stock Market ETF 51,300 5,158,728
Schwab International Equity ETF 74,500 2,948,710
Schwab Short-Term Treasury ETF 4,000 205,160
Schwab U.S. Broad Market ETF 48,600 5,158,404
SPDR Portfolio Developed World EX-US ETF 80,200 2,959,380
SPDR Portfolio Total Stock Market ETF 94,500 5,111,505
Vanguard FTSE Developed Markets ETF 57,100 2,956,638
Vanguard Short-Term Treasury ETF 2,500 153,813
Vanguard Total Stock Market ETF 22,800 5,168,532
Total Exchange-Traded Funds
    (Cost $28,592,140) 32,729,545
Money Market Funds - 2.48%
Fidelity Investments Money Market Government Portfolio, Class I, 0.01%
(a)
1,706,030 1,706,030
Total Money Market Funds
    (Cost $1,706,030) 1,706,030
Total Investments — 55.25%
    (Cost $33,919,081) 38,056,486
Other Assets in Excess of Liabilities — 44.75%
(b)
30,824,459
Net Assets — 100.00% $ 68,880,945
(a) Rate disclosed is the seven day effective yield as of July 31, 2021.
(b) Includes cash held as margin for futures contracts.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
July 31, 2021 - (Unaudited)
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
ASX SPI 200 Index Future 4 September 2021 $ 535,642 $ 3,244
Brent Crude Future
(a)
61 September 2021 4,600,010 333,970
Canada Canola Future
(a)
7 November 2021 94,480 15,571
Coffee 'C' Future
(a)
9 September 2021 605,982 55,838
Copper Future
(a)
4 September 2021 448,250 16,350
Corn Future
(a)
47 December 2021 1,281,338 (90,175)
Crude Oil Future
(a)
60 November 2021 4,294,200 613,100
Crude Soybean Oil Future
(a)
16 December 2021 605,184 10,806
E-Mini S&P 500 Future 43 September 2021 9,437,424 273,901
Euro STOXX 50 Future 47 September 2021 2,279,194 (3,731)
Euro-BTP Italian Government Bond Future 11 September 2021 2,013,144 333
FTSE 100 Index Future 10 September 2021 968,202 (12,252)
ICE EUA Future
(a)
16 December 2021 1,012,195 165,274
Lean Hog Future
(a)
3 October 2021 105,630 (850)
Light Sweet Crude Oil Future
(a)
14 November 2021 1,001,980 124,350
LME Copper Future
(a)
3 December 2021 730,406 8,887
LME Primary Aluminum Future
(a)
14 September 2021 908,250 48,563
LME Zinc
(a)
3 September 2021 227,625 3,300
London Robusta Coffee
(a)
4 September 2021 71,440 4,120
Low Sulphur Gas Oil Future
(a)
32 December 2021 1,946,399 25,949
Mexican Peso Future 9 September 2021 224,865 (480)
MSCI EAFE Index Future 7 September 2021 811,790 (6,990)
Natural Gas Future
(a)
41 August 2021 1,604,740 91,640
Nikkei 225 Future Contract 2 September 2021 498,578 (31,264)
NY Harbor ULSD Future
(a)
13 September 2021 1,198,798 49,283
RBOB Gasoline Future
(a)
12 September 2021 1,176,689 20,345
S&P/Toronto Stock Exchange 60 Index
Future
5
September 2021 971,498 10,740
SGX MSCI Singapore Index Future 3 August 2021 79,895 779
Soybean Future
(a)
12 November 2021 809,550 (21,063)
Sugar No. 11 Future
(a)
27 October 2021 541,598 11,054
Tokyo Price Index Future 8 September 2021 1,389,091 (30,862)
$ 1,689,730
SHORT CONTRACTS
Australian Dollar Future (7) September 2021 $ (513,520) $ 6,195
CBOE Volatility Index (VIX) Future (5) August 2021 (101,370) (930)
Cocoa Future
(a)
(8) October 2021 (189,280) (3,590)
Hang Seng Index Future (1) August 2021 (166,623) (534)
Japanese Yen Future (20) September 2021 (2,278,375) (4,898)
New Zealand Dollar Future (2) September 2021 (139,240) (290)
Soybean Meal Future
(a)
(5) December 2021 (176,950) 9,190
$ 5,143
(a) Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.